Net Loss per Common Share (Details 1) - shares	1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Net Loss per Common Share
Option and RSUs to purchase common stock	533,332	4,943,284	657,998	4,943,284	657,998
Warrants to purchase common stock		3,323,654	966,174	3,323,654	966,174
Convertible note to purchase common stock		6,401,343	138,581	6,401,343	138,581
Total potential shares		14,668,281	1,762,753	14,668,281	1,762,753